Notes Payable, Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Notes Payable Related Parties Tables
Schedule of Maturities of Long-term Debt
Years ending December 31,	Amount

2017	$5,372,742
2018	—
Total	$5,372,742